Restricted cash (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted cash
Restricted cash	¥ 5,926	$ 930	¥ 4,434